Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2020 and 2019 consisted of:

	December 31, 2020	December 31, 2019

Deferred bonus and salaries payable	$2,078,958	$1,570,324
Research and development expenses payable	750,989	554,791
Professional fees payable	185,838	171,037
Cost of healthcare services payable	104,457	45,234
Insurance expenses payable	33,152	70,811
Deferred rent	-	55,484
Others	87,378	118,846
	$3,240,772	$2,586,527